Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Aug. 16, 2016	Jun. 30, 2016	Jun. 30, 2015
C000037909
Account Value [Line Items]
Line Graph and Table Measure Name	CRM All Cap Value Fund - Institutional Class
Account Value	$ 2,051,095	$ 1,973,460	$ 1,734,681	$ 1,649,226	$ 1,828,682	$ 1,182,371	$ 1,311,839	$ 1,318,550	$ 1,181,203		$ 1,012,051	$ 1,000,000
C000037908
Account Value [Line Items]
Line Graph and Table Measure Name	CRM All Cap Value Fund - Investor Class
Account Value	$ 20,014	19,297	17,007	16,207	18,025	11,672	12,992	13,085	11,768		10,088	10,000
C000171454
Account Value [Line Items]
Line Graph and Table Measure Name	CRM Long/Short Opportunities Fund - Institutional Class
Account Value	$ 15,233	15,263	13,866	12,573	13,005	10,884	10,472	10,715	10,250	$ 10,000
C000003538
Account Value [Line Items]
Line Graph and Table Measure Name	CRM Mid Cap Value Fund - Institutional Class
Account Value	$ 2,222,197	2,174,501	1,969,791	1,858,255	1,988,457	1,287,550	1,443,917	1,393,623	1,180,605		1,016,109	1,000,000
C000003539
Account Value [Line Items]
Line Graph and Table Measure Name	CRM Mid Cap Value Fund - Investor Class
Account Value	$ 21,807	21,387	19,395	18,334	19,646	12,750	14,323	13,852	11,759		10,143	10,000
C000003540
Account Value [Line Items]
Line Graph and Table Measure Name	CRM Small Cap Value Fund - Institutional Class
Account Value	$ 1,851,137	1,766,476	1,558,283	1,387,291	1,642,292	1,054,885	1,340,974	1,339,463	1,201,993		981,145	1,000,000
C000003541
Account Value [Line Items]
Line Graph and Table Measure Name	CRM Small Cap Value Fund - Investor Class
Account Value	$ 18,116	17,311	15,296	13,646	16,193	10,423	13,283	13,305	11,968		9,788	10,000
C000003543
Account Value [Line Items]
Line Graph and Table Measure Name	CRM Small/Mid Cap Value Fund - Institutional Class
Account Value	$ 2,081,360	2,009,350	1,847,676	1,690,700	1,916,370	1,138,945	1,295,054	1,268,058	1,083,540		932,581	1,000,000
C000003544
Account Value [Line Items]
Line Graph and Table Measure Name	CRM Small/Mid Cap Value Fund - Investor Class
Account Value	$ 20,400	19,727	18,169	16,658	18,911	11,270	12,833	12,593	10,786		9,309	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,382,207	2,933,505	2,382,540	2,002,914	2,325,337	1,612,975	1,514,111	1,389,315	1,210,436		1,021,383	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104		10,214	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,205	28,833	23,149	19,356	21,655	15,381	14,307	12,957	11,329	$ 10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,382,207	2,933,505	2,382,540	2,002,914	2,325,337	1,612,975	1,514,111	1,389,315	1,210,436		1,021,383	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104		10,214	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,382,207	2,933,505	2,382,540	2,002,914	2,325,337	1,612,975	1,514,111	1,389,315	1,210,436		1,021,383	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104		10,214	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,382,207	2,933,505	2,382,540	2,002,914	2,325,337	1,612,975	1,514,111	1,389,315	1,210,436		1,021,383	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104		10,214	10,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,376,385	2,097,362	1,857,163	1,669,818	1,804,463	1,241,067	1,370,143	1,276,472	1,190,169		1,024,174	1,000,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 23,764	20,974	18,572	16,698	18,045	12,411	13,701	12,765	11,902		10,242	10,000
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,238,704	2,007,194	1,792,497	1,622,130	1,802,305	1,177,484	1,335,196	1,287,789	1,196,883		1,032,458	1,000,000
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,387	20,072	17,925	16,221	18,023	11,775	13,352	12,878	11,969		10,325	10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 1,915,800	1,815,316	1,636,957	1,544,189	1,844,479	1,064,452	1,289,885	1,375,664	1,216,334		974,182	1,000,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,158	18,153	16,370	15,442	18,445	10,645	12,899	13,757	12,163		9,742	10,000
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,106,258	1,906,660	1,713,979	1,552,932	1,788,956	1,095,967	1,296,982	1,322,427	1,186,151		1,002,150	1,000,000
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 21,063	$ 19,067	$ 17,140	$ 15,529	$ 17,890	$ 10,960	$ 12,970	$ 13,224	$ 11,862		$ 10,022	$ 10,000